U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2

1.   Name and address of issuer:

        AmidexTM Funds, Inc.
        970 Rittenhouse Road
        Eagleville, PA  19403


2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check but do not list series or classes):

     [ X ]

3.   Investment Company Act File Number:  811-09123
                                          --------------
     Securities Act File Number:  333-68099
                                  -----------

4a.  Last day of fiscal year for which this Form is filed: 5-31-2012
                                                           -----------

4b.  Check if this Form is being  filed late (i.e.  more than 90  calendar
     days after the end of the issuer's fiscal year).  [   ]

4c.  Check if this is the last time the issuer will be filing this Form. [   ]

5.   Calculation of registration fee:

     (i)     Aggregate  sale  price  of  securities
             sold  during the fiscal year
             pursuant to section 24(f):                          $     1,611,529
                                                                 ---------------

     (ii)    Aggregate price of securities
             redeemed or repurchased during
             the fiscal year                      $     3,629,086
                                                  ---------------

     (iii)   Aggregate price of securities
             redeemed or repurchased during
             any prior fiscal year ending no
             earlier than October 11, 1995
             that were not previously used
             to reduce registration fees
             payable to the Commission:          $      1,700,375
                                                 ----------------

     (iv)    Total available redemption credits
             (add items 5(ii) and 5(iii)):                       -$    5,329,461
                                                                 ---------------

     (v)     Net sales - if Item 5(i) is greater
             than Item(iv) (subtract Item
             5(iv) from Item 5(i))                               $          0.00
                                                                 ---------------

     (vi)    Redemption credits available
             for use in future years. If
             Item 5(i) is less than Item
             5(iv) Subtract item 5(iv)
             from Item 5(i)                       $     3,717,932
                                                  ---------------

     (vii)   Multiplier for determining
             registration fee (See
             Instruction C.9):                                         .00011460
                                                                 ---------------

     (viii)  Registration  fee due (multiply
             Item 5(v) by Item 5(iv) from Item
             5(vii) enter "0" if no fee is due):                 $          0.00
                                                                 ---------------
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6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24c-2 as in effect before [effective date of recission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:
                          -----------

     If there is a number of shares or other units that were registered pursuant to rule 24c-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
                                        ------------

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year:
                                                                 $             0
                                                                 ---------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                                 $             0
                                                                 ---------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     CIK Number designated to receive payment:         0001074440
                                                 ----------------
 Method of Delivery:

          [  ]  Wire Transfer
          [  ]  Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By   /s/ Larry E. Beaver, Jr.
     ------------------------------
     Signature

     Larry E. Beaver, Jr.
     ------------------------------
     Name

     Chief Accounting Officer, AmidexTM Funds, Inc.
     ----------------------------------------------
     Title

Date August 17, 2012
     ------------------------------

* Please print the name and title of the signing officer below the signature.